INCOME TAX - Deferred tax assets, net (Details)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Deferred tax assets:
Allowance for credit losses	¥ 1,217,464	$ 179,432	¥ 595,607
Impairment for inventory	(95,454)	(14,068)	(115,494)
Net operating loss carryforwards	28,020,242	4,129,673	26,329,235
Subtotal	29,142,252	4,295,037	26,809,348
Less: Valuation allowance	(28,862,473)	(4,253,802)	(26,529,569)
Total deferred tax assets, net	279,779	41,235	279,779
Deferred tax liabilities:
Accelerated amortization of intangible assets	(132,891)	(19,586)	(132,891)
Gain on the previously held equity method investment	(146,888)	(21,649)	(146,888)
Total deferred tax liabilities	(279,779)	(41,235)	(279,779)
Deferred tax assets, net	¥ 0	$ 0	¥ 0